Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 18 – SUBSEQUENT EVENTS

Management has evaluated events subsequent to the period ended for transactions and other events that may require adjustment of and/or disclosure in such consolidated financial statements.

Subsequent to March 31, 2021, the Company issued:

●	1,102,942 shares of common stock for conversion of 250 Series C Preferred Shares with an aggregate carrying value of $200,000; and

●	500 Series C Preferred Shares to satisfy preferred shares to be issued at March 31, 2021, see note 11.

Note 20 – SUBSEQUENT EVENTS

Management has evaluated events subsequent to the year ended for transactions and other events that may require adjustment of and/or disclosure in such consolidated financial statements.

Subsequent to December 31, 2020, the Company issued:

●	1,539,014 shares of common stock for conversion of 286 Series C Preferred Shares with an aggregate carrying value of $286,302.

●	1,751,288 shares of common stock were cancelled and returned to treasury due to a duplicated issuance for share settled debt.
●	3,264,285 shares of common stock with a fair value of $52,229 to satisfy shares to be issued at December 31, 2020.

●	The Company issued 100 Series B Preferred Shares with a fair value of $1,340,000 and 1,000,000 warrants with a fair value of $163,998 pursuant to an investor relations agreement dated October 26, 2020.

●	300,000 shares of common stock with a fair value of $387,000 to satisfy shares to be issued at December 31, 2020.

●	35,148 shares of common stock with a fair value of $45,341 to satisfy shares to be issued at December 31, 2020.

●	96,861 shares of common stock for conversion of 18 Series C Preferred Shares with an aggregate carrying value of $18,131.

●	1,700,000 shares of common stock for conversion of 17 Series B Preferred Shares with an aggregate carrying value of $95,880.

●	375,000 shares of common stock with a fair value of $502,500 to satisfy shares to be issued at December 31, 2020.

●	200,000 shares of common stock with a fair value of $268,000 to satisfy shares to be issued at December 31, 2020.

●	3,964,542 shares of common stock with a fair value of $180,974 to satisfy shares to be issued at December 31, 2020.

●	3,000 shares of Series F preferred shares with a fair value of $731,992 to satisfy preferred shares to be issued at December 31, 2020, pursuant to the Series F SPA, see note 12.

●	150,000 shares of common stock with a fair value of $138,750 pursuant to a consulting services agreement dated January 26, 2021.

●	115,000 shares of common stock with a fair value of $60,835 pursuant to a legal settlement, see Note 17.

●	695,173 shares of common stock for conversion of 168 Series C Preferred Shares with an aggregate carrying value of $51,999.

●	16 shares of Series B Preferred Shares, convertible into 100,000 shares of common stock per Series B preferred shares, to members of the Board of Directors for compensation with an aggregate fair value of $849,600 based on the underlying security.